Fair Value of Financial Assets and Liabilities - Summary of Changes in Fair Value of the Level 3 Warrant Liability (Detail) - Fair Value Level 3 - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginining Balance	$ 364	$ 1,711	$ 1,711	$ 2,195
Change in fair value	2,597	(515)	(962)	(484)
Ending Balance		811	364	$ 1,711
Series C1 Preferred Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net exercise of warrant to purchase shares		$ (385)	$ (385)
Common Stock
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net exercise of warrant to purchase shares	$ (2,961)